Income Taxes	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Income Taxes
Income Taxes

The Computer Sciences GS Business's effective tax rate on income from continuing operations (“ETR”) was 40.2% and 39.4% for the three and six months ended October 2, 2015, respectively, and 37.7% and 37.3% for the three and six months ended October 3, 2014, respectively. The higher ETR for the three months ended October 2, 2015 was primarily driven by non-deductible one-time separation costs related to the Computer Sciences GS Business. The higher ETR for the six months ended October 2, 2015 was primarily driven by non-deductible goodwill related to the Welkin divestiture and non-deductible one-time separation costs related to the Computer Sciences GS Business.

There were no material changes to uncertain tax positions as of the second quarter of fiscal 2016 compared to the fiscal 2015 year-end. The Computer Sciences GS Business is currently under examination in several tax jurisdictions. A summary of the tax years that remain subject to examination in certain of the Computer Sciences GS Business’s major tax jurisdictions are:

Jurisdiction:	Tax Years that Remain Subject to Examination (Fiscal Year Ending):
U.S. - federal	2008 and forward
U.S. - various states	2008 and forward

It is reasonably possible that changes to the Computer Sciences GS Business’s unrecognized tax benefits could be significant; however, due to the uncertainty regarding the timing of completion of audits and possible outcomes, a current estimate of the range of increases or decreases that may occur within the next twelve months is not expected to be material.

Income taxes
As discussed in Note 1, CSC’s historical consolidated financial statements include the assets, liabilities, income and expenses of the Computer Sciences GS Business. For purposes of these standalone Combined Financial Statements, the Computer Sciences GS Business’s taxes were computed and reported using the separate return method. Use of the separate return method may result in significant differences when the sum of the amounts allocated to standalone tax provisions are compared with amounts presented in historical consolidated financial statements. Furthermore, certain tax attributes, e.g., state tax credit carry forwards, reflected in the historical consolidated financial statements may not exist at the standalone Computer Sciences GS Business level.
In general, the taxable income of the Computer Sciences GS Business entities was included in Parent’s consolidated tax returns, where applicable in jurisdictions around the world. As such, separate income tax returns were not prepared for many the Computer Sciences GS Business entities. Consequently, income taxes currently payable are deemed to have been currently settled with the Parent.
The sources of income from continuing operations before taxes, classified between domestic entities and those entities domiciled outside of the U.S., are as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Domestic entities	$416,206	$396,160	$426,338
Entities outside the U.S.	12,502	4,116	4,885
Total	$428,708	$400,276	$431,223

The components of the provision for income taxes from continuing operations were:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Current:
Federal	$131,706	$118,770	$113,965
State	27,329	17,453	16,786
Foreign	4,576	2,644	2,481
	163,611	138,867	133,232

Deferred:
Federal	(3,215)	4,159	22,889
State	600	3,532	5,711
	(2,615)	7,691	28,600
Total income tax expense	$160,996	$146,558	$161,832

The major elements contributing to the difference between the U.S. federal statutory tax rate of 35% and the effective tax rate (“ETR”) for continuing operations are as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Statutory rate	35.0%	35.0%	35.0%
State income tax, net of federal tax	4.2%	4.3%	4.2%
Noncontrolling interest	(1.1)%	(1.9)%	(1.5)%
Other items, net	(0.5)%	(0.8)%	(0.2)%
Effective tax rate	37.6%	36.6%	37.5%

The significant components of deferred tax assets and liabilities are as follows:

	As of
	April 3, 2015	March 28, 2014
Deferred tax assets
Employee benefits	$36,583	$51,943
Accrued expenses	7,217	5,457
Tax credit carry forwards	3,544	5,068
Other assets	8,121	8,692
Total deferred tax assets	55,465	71,160
Valuation allowance	(1,438)	(917)
Net deferred tax assets	54,027	70,243

Deferred tax liabilities
Depreciation and amortization	(94,624)	(95,201)
Contract accounting	(45,007)	(50,954)
Investment basis differences	(16,286)	(21,958)
Deferred at risk project costs	(49,103)	(53,149)
Prepaid expenses	(2,304)	(2,842)
Total deferred tax liabilities	(207,324)	(224,104)
Net deferred tax liabilities	$(153,297)	$(153,861)

In general, it is the practice and intention of the Computer Sciences GS Business to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of April 3, 2015, the Computer Sciences GS Business has not made a provision for U.S. income tax or additional foreign withholding taxes with respect to accumulated earnings of foreign subsidiaries where the foreign investment of such earnings is essentially permanent in duration. Generally, such amounts would become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. The cumulative undistributed positive earnings of the Company's foreign subsidiaries were approximately $15,840 as of April 3, 2015. The tax cost of repatriating the cumulative undistributed taxable earnings of these foreign subsidiaries to the U.S. is immaterial.
The Computer Sciences GS Business has available foreign net operating loss (“NOL”) carry forwards totaling approximately $6,042 and $4,005 as of April 3, 2015 and March 28, 2014, respectively. The foreign NOL carryforwards as of April 3, 2015 can be carried over indefinitely, except for $977 that expire at various dates through 2020. The Computer Sciences GS Business has established a valuation allowance equal to the full amount of the NOL carryforwards because the Computer Sciences GS Business believes it is more likely than not that the NOL carryforwards will not be utilized in future carry forward periods. The Computer Sciences GS Business also has state credit carry forwards of $5,453 and $6,386 as of April 3, 2015, and March 28, 2014, respectively, that expire at various dates through 2022.
Under the tax laws of various jurisdictions in which the Computer Sciences GS Business operates, deductions or credits that cannot be fully utilized for tax purposes during the current year may be carried forward or back, subject to statutory limitations, to reduce taxable income or taxes payable in future or prior years.
Upon audit, taxing authorities may challenge all or part of an uncertain income tax position. While the Computer Sciences GS Business has no history of tax audits on a standalone basis, CSC is audited by federal, state and foreign taxing authorities. Accordingly, CSC (and the Computer Sciences GS Business) regularly assess the outcome of potential examinations in each of the taxing jurisdictions when determining the adequacy of the amount of unrecognized tax benefit recorded. The reserves are adjusted, from time to time, based upon changing facts and circumstances, such as the progress of a tax audit. The effective income tax rate reflects changes to the tax reserves that the Computer Sciences GS Business considers appropriate. It is reasonably possible that changes to the Computer Sciences GS Business’s global unrecognized tax benefits could be significant; however, due to the uncertainty regarding the timing of completion of audits and possible outcomes, a current estimate of the range of increases or decreases that may occur within the next twelve months is not expected to be material.
The Computer Sciences GS Business is subject to U.S. federal income tax, various state and local taxes, and international income taxes in numerous jurisdictions. As of April 3, 2015, in accordance with ASC 740, “Income Taxes,” the Computer Sciences GS Business’s liability for uncertain tax positions was $25,361, including interest of $743 and penalties of $200. As of March 28, 2014, the Computer Sciences GS Business’s liability for uncertain tax positions was $25,524, including interest of $777 and penalties of $113.
The following table summarizes the activity related to the Computer Sciences GS Business’s uncertain tax positions (excluding interest and penalties and related tax attributes):

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Balance at Beginning of Year	$24,634	$25,457	$31,178
Gross increases related to prior year tax positions	846	1,461	534
Gross decreases related to prior year tax positions	(2,133)	(22)	(1,582)
Gross increases related to current year tax positions	1,261	509	728
Settlements and statute of limitation expirations	(190)	(2,771)	(5,401)
Balance at End of Year	$24,418	$24,634	$25,457

The Computer Sciences GS Business’s liability for uncertain tax positions at April 3, 2015, March 28, 2014 and March 29, 2013, includes $8,206, $8,564 and $8,574, respectively, related to amounts that, if recognized, would affect the effective tax rate (excluding related interest and penalties).
The Computer Sciences GS Business accrues interest related to uncertain tax positions and penalties as a component of income tax expense. During the year ended April 3, 2015, the Computer Sciences GS Business had a net decrease in accrued interest of $34 ($21 net of tax) and a net increase of accrued penalties of $87 and, as of April 3, 2015, has recognized a liability for accrued interest of $743 ($452 net of tax) and penalties of $200. During the year ended March 28, 2014, the Computer Sciences GS Business had a net reduction in accrued interest of $2,512 ($1,526 net of tax) and accrued penalties of $553, and, as of March 28, 2014, recognized a liability for accrued interest of $777 ($472 net of tax) and penalties of $113. During the year ended March 29, 2013, the Computer Sciences GS Business had a net decrease in accrued interest of $3,454 ($2,103 net of tax) and accrued penalties of $973 and, as of March 29, 2013, recognized a liability for accrued interest of $3,289 ($2,003 net of tax) and penalties of $667.
Tax Examination Status:
The Computer Sciences GS Business is currently under examination in several tax jurisdictions. A summary of the tax years that remain subject to examination in certain of the Computer Sciences GS Business’s major tax jurisdictions are:

Jurisdiction:	Tax Years that Remain Subject to Examination (Fiscal Year Ending):
U.S. - federal	2008 and forward
U.S. - various states	2005 and forward

The summary above does not include the tax years of minority owned affiliates that may also be subject to examination.